RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Repaid to related parties	$ 4,794,940	$ 2,454
Repaid to related parties includes reorganization consideration	1,136,112
Repayments of interest-free loan to related parties	3,658,828
Remaining reorganization consideration	301,534
Additional consideration paid for reorganization	$ 1,437,646